S000066849 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares MSCI USA Quality GARP ETF | iShares MSCI USA Quality GARP ETF
Prospectus [Line Items]
Annual Return [Percent]	37.31%	42.76%	(26.72%)	28.05%